10. Employee Benefits - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits
Employer's contributions to pension insurance plans	€ 795	€ 696	€ 502